FINANCIAL INSTRUMENTS - Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
FINANCIAL INSTRUMENTS
Assets at beginning of period	Rp 286,592
Assets at end of period	299,297	$ 18,596	Rp 286,592
Level 3
FINANCIAL INSTRUMENTS
Assets at beginning of period	5,997		6,358
Profit or loss	575		(617)
Other comprehensive income	3		(70)
Purchase/addition	49		330
Settlement/deduction	(67)		(4)
Assets at end of period	Rp 6,557		Rp 5,997